Advances to suppliers - Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of allowances
Allowance made during the year				¥ 63,331
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	¥ 20,717	¥ 125,799	¥ 129,307
Allowance made during the year	273	0	1,045	63,331
Recoveries	0	0	0
Written off	(7,226)	(105,082)	(4,553)
Balance at end of the year	¥ 13,764	¥ 20,717	¥ 125,799	¥ 129,307